Leases - Narrative (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) lease	Dec. 31, 2020 USD ($) leased_asset	Dec. 31, 2019 USD ($)	Apr. 30, 2021	Jan. 01, 2019 USD ($)
Leases [Abstract]
Operating lease, renewal term				3 years
Right-of-use assets	$ 1,536	$ 633	$ 1,175		$ 900
Total operating lease liabilities	1,487	726	1,188		1,000
Difference between right of use asset and lease liabilities					$ 100
ROU assets impairment	$ 0	$ 0	$ 0
Lessee, Lease, Description [Line Items]
Number of operating leases	2	2
Operating lease, contract term	12 months	12 months
Total operating lease payments		$ 801
Manufacturing and R&D Facilities
Lessee, Lease, Description [Line Items]
Number of operating leases | lease	2
Manufacturing Facility
Lessee, Lease, Description [Line Items]
Operating lease, contract term	65 months
Total operating lease payments	$ 9,300
R&D Facility
Lessee, Lease, Description [Line Items]
Operating lease, contract term	36 months
Total operating lease payments	$ 500